Revenue and Performance Obligations	12 Months Ended
Apr. 30, 2019
Revenue From Contract With Customer [Abstract]
Revenue and Performance Obligations

3. Revenue and Performance Obligations

Disaggregation of Revenue

The following table presents revenue by category (in thousands):

	Year Ended April 30,
	2019		2018		2017
		% of		% of		% of
		Total		Total		Total
	Amount	Revenue	Amount	Revenue	Amount	Revenue
Self-managed subscription	$202,419	74%	$123,898	77%	$70,398	79%
License	39,474	15%	25,759	16%	14,503	16%
Subscription	162,945	60%	98,139	61%	55,895	63%
SaaS	45,835	17%	25,484	16%	9,348	11%
Total subscription revenue	248,254	91%	149,382	93%	79,746	90%
Professional services	23,399	9%	10,553	7%	8,431	10%
Total revenue	$271,653	100%	$159,935	100%	$88,177	100%

Remaining Performance Obligations

As of April 30, 2019, the Company had $352.5 million of remaining performance obligations, which is comprised of product and services revenue not yet delivered. As of April 30, 2019, the Company expects to recognize approximately 88% of its remaining performance obligations as revenue over the next 24 months and the remainder thereafter.